Accounts Payable and Accrued Expenses - Accrued expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued legal and professional	$ 2,650
Accrued other	950
Total accrued expenses	$ 3,600